Subsequent Event - Additional Information (Detail) - Subsequent Event [Member]	1 Months Ended
Dec. 31, 2017 USD ($)
Maximum [Member]
Subsequent Event [Line Items]
Capital expenditure expects to incur	$ 350,000,000
Capital expenditure recognized period	5 years
Minimum [Member]
Subsequent Event [Line Items]
Capital expenditure recognized period	4 years